Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, Shares Issued	28,853,242	28,703,242
Common Stock, Shares Outstanding	28,853,242	28,703,242